Investments in and Advances to Unconsolidated Affiliates - Schedule of Investments in and Advances to Unconsolidated Affiliates (Parenthetical) (Detail)	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%	50.00%	50.00%	50.00%
Elgin Riverboat Resort-Riverboat Casino [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%			50.00%
Marina District Development Company [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%			50.00%